UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/05

FORM N-Q

Item 1. Schedule of Investments.

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Dreyfus New York Tax Exempt Intermediate Bond Fund
Statement of Investments	February 28, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--96.6%	Amount ($)	Value ($)

New York--90.9%

Battery Park City Authority, Senior Revenue
5.25%, 11/1/2015	4,350,000	4,856,122

Buffalo:
5%, 12/1/2012 (Insured; FGIC)	1,800,000	1,960,254
5.125%, 12/1/2014 (Insured; FGIC)	2,820,000	3,101,013

Cattaraugus County Industrial Development Agency,
Civic Facility Revenue
(Saint Bonaventure University Project):
5%, Series A, 9/15/2009	745,000	784,083
5%, Series B, 9/15/2009	1,055,000	1,110,345
5%, Series A, 9/15/2010	740,000	775,542
5%, Series B, 9/15/2010	1,110,000	1,163,313
5%, Series A, 9/15/2011	825,000	857,381
5%, Series B, 9/15/2011	1,160,000	1,205,530
5%, 9/15/2012	1,225,000	1,264,874

Dutchess County Industrial Development
Agency, IDR (IBM Project)
5.45%, 12/1/2009	5,000,000	5,447,700

Erie County, Public Improvement
5.25%, 4/1/2018 (Insured; MBIA)	2,000,000	2,205,740

Grand Central District Management
Association, Inc. (Capital Improvement-
Business Improvement)
4%, 1/1/2008	1,100,000	1,133,506

Hempstead Town Industrial
Development Agency:
Civil Facility Revenue (Hofstra University
Civic Facility)
5.25%, 7/1/2018	1,730,000	1,862,933
RRR (American Ref Fuel Project)
5%, 12/1/2010	5,000,000	5,193,850

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Huntington Housing Authority,
Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences)
5.50%, 5/1/2009	1,790,000		1,814,738

Long Island Power Authority,
Electric System General Revenue:
5%, 6/1/2006	1,135,000		1,168,823
5.50%, 12/1/2011 (Insured; AMBAC)	5,000,000		5,623,500
5.25%, 12/1/2014	2,640,000		2,924,090

Metropolitan Transportation Authority:
5%, 11/15/2021 (Insured; AMBAC)	2,090,000		2,252,581
Dedicated Tax Fund
5%, 11/15/2009 (Insured; FSA)	1,400,000		1,518,832
Transit Revenue:
5.125%, 7/1/2014 (Insured; FSA) (Prerefunded 1/1/2012)	1,830,000	a	2,028,829
5.125%, 7/1/2014 (Insured; FSA) (Prerefunded 7/1/2012)	3,820,000	a	4,251,316

Nassau County, General Improvement:
5.10%, 11/1/2011 (Insured; AMBAC)	3,725,000		4,015,252
5.75%, 3/1/2013 (Insured; FSA)	4,955,000	a	5,581,560

Nassau County Health Care Corp.,
Health System Revenue
6%, 8/1/2012 (Insured; FSA) (Prerefunded 8/1/2009)	4,000,000	a	4,580,920

New York City:
5.25%, 8/1/2008	3,645,000		3,913,053
5.25%, 6/1/2011	3,660,000		4,001,295
5.25%, 8/1/2017	2,295,000		2,487,390
5.25%, 10/15/2019	5,000,000		5,370,900
5%, 8/1/2020	2,000,000	b	2,115,700

New York City Health and Hospital Corp.,
Health System Revenue
5.25%, 2/15/2017	1,550,000		1,610,528

New York City Industrial Development Agency,
Civic Facility Revenue:
(College of Aeronautics Project):
5.10%, 5/1/2008	500,000		524,050
5.25%, 5/1/2010	555,000		587,728
5.30%, 5/1/2011	585,000		615,683

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(United Jewish Appeal Federation Project):
5%, 7/1/2012	1,460,000		1,596,189
5.25%, 7/1/2015	1,640,000		1,828,174
5.25%, 7/1/2016	1,780,000		1,969,463

New York City Municipal Water Finance
Authority, Water and Sewer System Revenue
5.375%, 6/15/2016	1,500,000		1,665,885

New York City Transit Authority,
Metropolitan Transportation Authority,
Triborough Bridge and Tunnel Authority, COP
5.625%, 1/1/2013 (Insured; AMBAC)	2,675,000		2,991,105

New York City Transitional Finance Authority, Revenue:
5.25%, 11/1/2011 (Insured; MBIA)	2,260,000		2,512,103
(Future Tax Secured):
5.25%, 8/1/2011 (Insured; FSA)	2,000,000		2,218,820
5.25%, 5/1/2012 (Prerefunded 5/1/2008)	4,000,000	a	4,346,840
5.25%, 11/15/2013	3,000,000		3,276,180
5.75%, 2/15/2014 (Prerefunded 2/15/2010)	2,115,000	a	2,399,087
5.75%, 2/15/2014	2,885,000		3,244,067
5%, 11/15/2015 (Insured; FGIC)	4,000,000		4,315,560

New York State Dormitory Authority, Revenue:
(Carmel Richmond Nursing Home)
5%, 7/1/2015 (LOC; Allied Irish Bank PLC)	2,000,000		2,088,800
(Catholic Health - Long Island Obligation Group):
5%, 7/1/2010	1,370,000		1,461,694
5%, 7/1/2011	1,585,000		1,692,590
(City University):
5.75%, 7/1/2013 (Insured; AMBAC)	3,000,000		3,424,590
5.75%, 7/1/2016 (Insured; FGIC)
(Prerefunded 7/1/2010)	2,000,000	a	2,262,660
(Columbia University)
5.375%, 7/1/2013	1,000,000		1,122,830
(Department of Health):
6%, 7/1/2005	2,500,000		2,530,000
6%, 7/1/2006	2,350,000		2,449,993
(FFT Senior Communities Inc.)
5.70%, 5/13/2005 (LOC; KBC Bank, N.V.)	2,100,000		2,112,012
(FIT Student Housing Corp.)
5.25%, 7/1/2016 (Insured; FGIC)	3,755,000		4,181,155
Hospital Insured Mortgage
5%, 8/15/2009 (Insured; FSA)	4,000,000		4,309,840

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Lease (Court Facilities - Westchester County)
5%, 8/1/2010	5,570,000		5,994,211
(Lenox Hill Hospital Obligation Group):
5.75%, 7/1/2012	1,785,000		1,962,233
5.75%, 7/1/2013	1,000,000		1,087,020
(Manhattan College):
5.50%, 7/1/2012 (Insured; Radian)	1,450,000		1,613,400
5.50%, 7/1/2013 (Insured; Radian)	2,605,000		2,884,516
(Mental Health Facilities Improvement)
5.25%, 2/15/2018	2,750,000		2,977,672
(Mental Health Services Facilities):
6%, 8/15/2006	10,000		10,504
6%, 8/15/2006	3,310,000		3,463,021
(Municipal Health Facilities Improvement Program)
5.50%, 1/15/2013 (Insured; FSA)	1,350,000		1,502,901
(New York Methodist Hospital):
5.25%, 7/1/2018	750,000		807,285
5.25%, 7/1/2019	1,395,000		1,497,658
(New York University)
5%, 7/1/2009 (Insured; MBIA)	3,070,000		3,321,341
(North Shore Long Island Jewish Group)
5%, 5/1/2018	3,280,000		3,398,900
(NYSARC Inc.)
5%, 7/1/2012 (Insured; FSA)	1,100,000		1,207,833
(Park Ridge Housing Inc.)
6.125%, 8/1/2015 (Collateralized; FNMA)	2,875,000		3,170,464
(Rivington House):
4.50%, 11/1/2006 (Collateralized; SONYMA)	1,190,000		1,226,236
5.25%, 11/1/2012 (Collateralized; SONYMA)	1,000,000		1,103,040
(Saint Barnabas)
5.25%, 8/1/2015 (Insured; AMBAC)	2,135,000		2,316,753
(Schools Program):
5.25%, 7/1/2010 (Insured; MBIA)	1,670,000		1,831,840
5.25%, 7/1/2011	1,435,000		1,541,908
Secured Hospital:
(Brookdale Hospital)
5%, 2/15/2010 (Insured; AMBAC)	2,195,000		2,350,340
(Interfaith Medical Center)
5.375%, 2/15/2012 (Insured; MBIA)	3,340,000		3,599,785
(South Nassau Communities Hospital):
5%, 7/1/2008	1,490,000		1,571,875
5.25%, 7/1/2010	1,465,000		1,571,872
State Personal Income Tax
(Education) 5.375%, 3/15/2017
(Prerefunded 3/15/2013)	5,000,000	a	5,663,350

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(State Service Contract - Albany County):
5.10%, 4/1/2010	2,310,000		2,467,196
5.25%, 4/1/2011	1,210,000		1,298,028
(State University Educational Facility)
5.25%, 5/15/2013 (Insured; FGIC)	2,500,000		2,797,525
(Upstate Community Colleges)
5.25%, 7/1/2018	2,000,000		2,168,820

New York State Environmental Facilities Corp.:
Revenue (Personal Income Tax)
5.375%, 1/1/2015 (Insured; FGIC)	1,000,000		1,112,340
SWDR (Waste Management Inc. Project)
4.45%, 7/1/2009	2,000,000		2,046,260

New York State Housing Finance Agency, Revenue:
(Multi-Family Extra Place Apartments)
3.25%, 2/15/2008	2,915,000		2,895,586
(Service Contract Obligation)
5.25%, 3/15/2011	3,465,000		3,668,603
State Personal Income Tax
(Economic Development and Housing)
5%, 9/15/2020 (Insured; FGIC)	1,270,000	b	1,362,786

New York State Local Government
Assistance Corp.
5.25%, 4/1/2016 (Insured; MBIA)	1,480,000		1,657,748

New York State Power Authority, Revenue
5%, 11/15/2008	1,300,000		1,397,305

New York State Thruway Authority:
(Highway and Bridge Trust Fund):
5.125%, 4/1/2015 (Insured; MBIA)	635,000		649,002
5.75%, 4/1/2016 (Insured; FGIC)	2,000,000		2,248,300
5.25%, 4/1/2018 (Insured; FSA)	3,500,000		3,845,870
Service Contract Revenue
(Local Highway and Bridge)
5.625%, 4/1/2007	3,315,000		3,479,789

New York State Urban Development Corp.:
Correctional and Youth Facilities,
Service Contract Revenue
(Empire State Development Corp.)
5%, 1/1/2009	3,000,000		3,189,720
(Onondaga County Convention Project):

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6.25%, 1/1/2007	1,725,000	1,808,162
6.25%, 1/1/2008	1,830,000	1,915,699
6.25%, 1/1/2009	1,950,000	2,038,628
6.25%, 1/1/2010	2,065,000	2,155,674
State Personal Income Tax Revenue
(State Facilities and Equipment)
5.25%, 3/15/2011	5,000,000	5,495,100
Subordinated Lien - Corprate Purpose
5.125%, 7/1/2018	4,550,000	4,903,171

Niagara County Industrial Development Agency,
SWDR (American Ref Fuel Co.)
5.625%, 11/15/2014	1,350,000	1,437,102

Niagara Falls, City School District, COP,
High School Facility
5.625%, 6/15/2013 (Insured; MBIA)	2,045,000	2,344,224

Orange County Industrial Development Agency,
Life Care Community Revenue
(The Glen Arden Inc. Project):
5.30%, 1/1/2006	250,000	249,108
5.35%, 1/1/2007	225,000	222,851

Port Authority of New York and New Jersey,
Special Obligation Revenue
(Special Project - JFK International Air Terminal 6):
6.25%, 12/1/2008 (Insured; MBIA)	2,885,000	3,183,857
6.25%, 12/1/2009 (Insured; MBIA)	1,200,000	1,344,816

Rensselaer Industrial Development Agency,
IDR (Albany International Corp.)
7.55%, 6/1/2007 (LOC; Fleet Trust Co.)	2,000,000	2,188,320

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
5.25%, 10/15/2019 (Insured; MBIA)	4,000,000	4,428,200

Suffolk County Industrial Development Agency,
IDR (Nissequogue Cogen Partners Facility)
4.875%, 1/1/2008	1,315,000	1,342,720

Suffolk County Judicial Facilities Agency,
Service Agreement Revenue
(John P Cohalan Complex)

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5%, 4/15/2016 (Insured; AMBAC)	2,720,000		2,947,392

34th Street Partnership Inc.
(Capital Improvement - 34th Street Business Improvement)
5%, 1/1/2018	1,200,000		1,273,800

Tobacco Settlement Financing Corp. of New York,
Asset Backed, Revenue:
5%, 6/1/2011	1,000,000		1,028,290
5.50%, 6/1/2018	4,775,000		5,299,820
5.50%, 6/1/2021	3,000,000		3,310,320

Triborough Bridge and Tunnel Authority,
Special Obligation
5.125%, 1/1/2015 (Insured; MBIA)
(Prerefunded 1/1/2014)	3,000,000	a	3,354,510

Westchester County Industrial
Development Agency, RRR:
Equity (Westchester Resco Co. Project)
5.50%, 7/1/2009	2,650,000		2,770,496
(Westchester Resco Co. Project)
5.125%, 7/1/2006 (Insured; AMBAC)	1,000,000		1,034,590

Yonkers, GO
5.25%, 12/1/2015 (Insured; AMBAC)	2,110,000		2,312,940

U.S. Related--5.7%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Asset Backed Bonds:
5.75%, 7/1/2012 (Prerefunded 7/1/2010)	2,000,000	a	2,250,060
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	3,000,000	a	3,375,090

Commonwealth of Puerto Rico
5.375%, 7/1/2005	175,000		176,930

Puerto Rico Housing Finance Authority
(Capital Fund Program)
5%, 12/1/2013	5,195,000		5,668,368

Puerto Rico Public Buildings Authority
(Government Facilities)
4.50%, 7/1/2007	3,000,000		3,109,740

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Virgin Islands Water and Power Authority,
Electric System
5.125%, 7/1/2011 (Insured; Radian)	4,230,000		4,478,343
Total Long-Term Municipal Investments			321,317,748
(cost $307,755,781)
Short-Term Municipal Investments--2.4%
New York;
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue, VRDN
1.77% (Insured; FGIC)	3,800,000	c	3,800,000
New York City Transitional Finance Authority,
Revenue,VRDN (Future Tax Secured) 1.82%	4,000,000	c	4,000,000
Total Short-Term Municipal Investments
(cost $7,800,000)			7,800,000
Total Investments (cost $315,555,781)	99.0%		329,117,748
Cash and Receivables (Net)	1.0%		3,387,941
Net Assets	100.0%		332,505,689
Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the muncipal issue and to retire the bonds in full at the earliest refunding date.

b	Purchased on a delay delivery basis.

c	Securities payable on demand. Variable interest rate - subject to periodic change.

d	Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)